KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sentry Life Insurance Company and
the Contract Owners of Sentry Variable Account II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Sentry Variable Account II (the Separate Account), as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of the Separate Account since 2007.

Milwaukee, Wisconsin
February 23, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

Assets:

Investments at fair value:

Janus Henderson Series - Institutional Shares:
Research Portfolio, 21,750 shares (cost $ 749,283)	$1,224,719
Enterprise Portfolio, 154,425 shares (cost $ 9,363,367)	15,521,262
Forty Portfolio, 36,759 shares (cost $ 1,448,376)	2,269,896
Global Research Portfolio, 6,394 shares (cost $ 241,323)	455,739
Balanced Portfolio, 25,987 shares (cost $ 825,964)	1,305,075

T. Rowe Price Fixed Income Series, Inc.:
Government Money Portfolio, 460,695 shares (cost $ 460,695)	460,695
Limited Term Bond Portfolio, 158,161 shares (cost $ 778,905)	776,569

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 45,160 shares (cost $ 1,178,262)	1,357,968
* Moderate Allocation Portfolio, 160,949 shares (cost $ 3,284,239)	3,642,284
Mid-Cap Growth Portfolio, 19,017 shares (cost $ 530,654)	655,506

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 7,792 shares (cost $ 117,823)	124,748

Vanguard Variable Insurance Fund:
Balanced Portfolio, 25,992 shares (cost $ 578,698)	738,436
Equity Index Portfolio, 9,144 shares (cost $ 352,054)	598,663
High Yield Bond Portfolio, 9,808 shares (cost $ 74,593)	79,056
Small Company Growth Portfolio, 18,912 shares (cost $ 379,541)	501,157
Mid-Cap Index Portfolio, 17,390 shares (cost $ 363,168)	512,664
REIT Index Portfolio, 20,813 shares (cost $ 266,517)	344,670

Total Assets	30,569,107
Total Liabilities	-

Net Assets	$30,569,107

See accompanying notes to financial statements
*	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2021
	Janus Henderson	Janus Henderson	Janus Henderson
	Research	Enterprise	Forty
Investment income:
Dividends	$1,149	$47,937	$-

Expenses:
Mortality and expense risk charges	13,726	181,953	25,591

Net investment income (loss)	(12,577)	(134,016)	(25,591)

Realized gains (losses) on investments:
Realized net investment gain (loss)	47,902	942,129	46,068

Capital gain distributions received	57,715	1,264,996	249,605

Realized gain (loss) on investments and
capital gain distributions, net	105,617	2,207,125	295,673

Unrealized appreciation (depreciation), net	105,086	104,033	138,250

Net increase (decrease) in net assets
from operations	$198,126	$2,177,142	$408,332

	For the Year Ended December 31, 2021
	Janus Henderson
	Global	Janus Henderson
	Research	Balanced
Investment income:
Dividends	$2,256	$11,198

Expenses:
Mortality and expense risk charges	5,175	14,743

Net investment income (loss)	(2,919)	(3,545)

Realized gains (losses) on investments:
Realized net investment gain (loss)	12,527	30,128

Capital gain distributions received	19,971	9,724

Realized gain (loss) on investments and
capital gain distributions, net	32,498	39,852

Unrealized appreciation (depreciation), net	35,825	144,777

Net increase (decrease) in net assets
from operations	$65,404	$181,084

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2021
	T. Rowe Price	T. Rowe Price
	Government	Limited Term	T. Rowe Price
	Money	Bond	Equity Income
Investment income:
Dividends	$61	$11,239	$21,598

Expenses:
Mortality and expense risk charges	7,374	10,072	16,513

Net investment income (loss)	(7,313)	1,167	5,085

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(2,409)	62,755

Capital gain distributions received	-	4,713	98,220

Realized gain (loss) on investments and
capital gain distributions, net	-	2,304	160,975

Unrealized appreciation (depreciation), net	-	(11,993)	120,104

Net increase (decrease) in net assets
from operations	$(7,313)	$(8,522)	$286,164

	For the Year Ended December 31, 2021
	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Moderate	Mid-Cap	International
	Allocation*	Growth	Stock
Investment income:
Dividends	$36,161	$-	$756

Expenses:
Mortality and expense risk charges	44,590	7,480	1,716

Net investment income (loss)	(8,429)	(7,480)	(960)

Realized gains (losses) on investments:
Realized net investment gain (loss)	75,061	9,234	6,244

Capital gain distributions received	336,160	65,538	8,351

Realized gain (loss) on investments and
capital gain distributions, net	411,221	74,772	14,595

Unrealized appreciation (depreciation), net	(88,928)	11,145	(12,448)

Net increase (decrease) in net assets
from operations	$313,864	$78,437	$1,187

See accompanying notes to financial statements
* Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2021
	Vanguard	Vanguard	Vanguard
	Balanced	Equity Index	High Yield Bond
Investment income:
Dividends	$14,130	$6,660	$3,274

Expenses:
Mortality and expense risk charges	9,066	6,497	954

Net investment income (loss)	5,064	163	2,320

Realized gains (losses) on investments:
Realized net investment gain (loss)	20,175	8,431	74

Capital gain distributions received	39,212	19,899	-

Realized gain (loss) on investments and
capital gain distributions, net	59,387	28,330	74

Unrealized appreciation (depreciation), net	59,012	100,000	(473)

Net increase (decrease) in net assets
from operations	$123,463	$128,493	$1,921

	For the Year Ended December 31, 2021
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index
Investment income:
Dividends	$2,168	$5,914	$5,977

Expenses:
Mortality and expense risk charges	6,505	6,181	3,594

Net investment income (loss)	(4,337)	(267)	2,383

Realized gains (losses) on investments:
Realized net investment gain (loss)	18,040	28,946	22

Capital gain distributions received	27,738	35,294	7,908

Realized gain (loss) on investments and
capital gain distributions, net	45,778	64,240	7,930

Unrealized appreciation (depreciation), net	27,843	41,451	86,968

Net increase (decrease) in net assets
from operations	$69,284	$105,424	$97,281

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Henderson Research		Janus Henderson Enterprise		Janus Henderson Forty
	2021	2020	2021	2020	2021	2020

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,577)	$(7,225)	$(134,016)	$(141,494)	$(25,591)	$(15,032)

Realized gains (losses) on investments	105,617	155,445	2,207,125	1,533,295	295,673	136,144

Unrealized appreciation (depreciation), net	105,086	118,647	104,033	842,824	138,250	419,266

Net increase (decrease) in net assets from operations	198,126	266,867	2,177,142	2,234,625	408,332	540,378

Contract transactions:
Purchase payments	20,081	26,562	46,979	49,792	16,211	11,282

Transfers between subaccounts, net	(872)	(92,952)	(18,812)	(76)	(29,571)	(3,036)

Withdrawals	(72,381)	(34,020)	(1,274,619)	(928,407)	(64,399)	(61,888)

Contract maintenance fees	(971)	(978)	(8,888)	(9,385)	(1,152)	(1,171)

Net increase (decrease) in net assets
derived from contract transactions	(54,143)	(101,388)	(1,255,340)	(888,076)	(78,911)	(54,813)

Total increase (decrease) in net assets	143,983	165,479	921,802	1,346,549	329,421	485,565

Net assets at beginning of year	1,080,736	915,257	14,599,460	13,252,911	1,940,475	1,454,910

Net assets at end of year	$1,224,719	$1,080,736	$15,521,262	$14,599,460	$2,269,896	$1,940,475

	For the Years Ended December 31
	Janus Henderson		Janus Henderson
	Global Research		Balanced
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,919)	$(1,722)	$(3,545)	$6,600

Realized gains (losses) on investments	32,498	57,177	39,852	108,900

Unrealized appreciation (depreciation), net	35,825	7,723	144,777	26,843

Net increase (decrease) in net assets from operations	65,404	63,178	181,084	142,343

Contract transactions:
Purchase payments	1,156	3,164	10,326	12,315

Transfers between subaccounts, net	(9,724)	(2,402)	6,390	(7,982)

Withdrawals	(2,215)	(54,730)	(49,953)	(218,083)

Contract maintenance fees	(322)	(352)	(1,210)	(1,444)

Net increase (decrease) in net assets
derived from contract transactions	(11,105)	(54,320)	(34,447)	(215,194)

Total increase (decrease) in net assets	54,299	8,858	146,637	(72,851)

Net assets at beginning of year	401,440	392,582	1,158,438	1,231,289

Net assets at end of year	$455,739	$401,440	$1,305,075	$1,158,438

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Government Money		Limited Term Bond		Equity Income
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,313)	$(6,509)	$1,167	$6,800	$5,085	$12,879

Realized gains (losses) on investments	-	-	2,304	(4,651)	160,975	93,734

Unrealized appreciation (depreciation), net	-	-	(11,993)	27,058	120,104	(131,600)

Net increase (decrease) in net assets from operations	(7,313)	(6,509)	(8,522)	29,207	286,164	(24,987)

Contract transactions:
Purchase payments	3,175	2,075	13,266	12,705	13,700	10,237

Transfers between subaccounts, net	121,982	129,576	10,812	58,924	1,810	(18,004)

Withdrawals	(349,205)	(16,598)	(128,910)	(90,766)	(148,805)	(161,316)

Contract maintenance fees	(492)	(478)	(888)	(1,014)	(1,143)	(1,163)

Net increase (decrease) in net assets
derived from contract transactions	(224,540)	114,575	(105,720)	(20,151)	(134,438)	(170,246)

Total increase (decrease) in net assets	(231,853)	108,066	(114,242)	9,056	151,726	(195,233)

Net assets at beginning of year	692,548	584,482	890,811	881,755	1,206,242	1,401,475

Net assets at end of year	$460,695	$692,548	$776,569	$890,811	$1,357,968	$1,206,242

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Moderate Allocation*		Mid-Cap Growth		International Stock
	2021	2020	2021	2020	2021	2020

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,429)	$5,410	$(7,480)	$(6,462)	$(960)	$(879)

Realized gains (losses) on investments	411,221	193,899	74,772	47,133	14,595	8,038

Unrealized appreciation (depreciation), net	(88,928)	242,161	11,145	70,181	(12,448)	9,528

Net increase (decrease) in net assets from operations	313,864	441,470	78,437	110,852	1,187	16,687

Contract transactions:
Purchase payments	10,775	10,530	15,460	3,069	3,590	4,039

Transfers between subaccounts, net	(28,573)	(4,757)	(1,629)	(23,492)	(7,499)	(11,563)

Withdrawals	(316,301)	(478,299)	(21,429)	(82,588)	(23,540)	(11,402)

Contract maintenance fees	(2,440)	(2,811)	(506)	(522)	(177)	(194)

Net increase (decrease) in net assets
derived from contract transactions	(336,539)	(475,337)	(8,104)	(103,533)	(27,626)	(19,120)

Total increase (decrease) in net assets	(22,675)	(33,867)	70,333	7,319	(26,439)	(2,433)

Net assets at beginning of year	3,664,959	3,698,826	585,173	577,854	151,187	153,620

Net assets at end of year	$3,642,284	$3,664,959	$655,506	$585,173	$124,748	$151,187

See accompanying notes to financial statements
* Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
	Vanguard		Vanguard		Vanguard
	Balanced		Equity Index		High Yield Bond
	2021	2020	2021	2020	2021	2020

Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,064	$11,667	$163	$2,421	$2,320	$4,983

Realized gains (losses) on investments	59,387	82,812	28,330	47,454	74	(1,629)

Unrealized appreciation (depreciation), net	59,012	(27,707)	100,000	8,090	(473)	(163)

Net increase (decrease) in net assets from operations	123,463	66,772	128,493	57,965	1,921	3,191

Contract transactions:
Purchase payments	1,580	8,512	815	1,378	2,270	380

Transfers between subaccounts, net	4,553	(7,865)	(1,978)	(5,451)	691	(18,024)

Withdrawals	(124,497)	(256,868)	(9,082)	(97,574)	(2,962)	(33,498)

Contract maintenance fees	(450)	(498)	(296)	(364)	(95)	(122)

Net increase (decrease) in net assets
derived from contract transactions	(118,814)	(256,719)	(10,541)	(102,011)	(96)	(51,264)

Total increase (decrease) in net assets	4,649	(189,947)	117,952	(44,046)	1,825	(48,073)

Net assets at beginning of year	733,787	923,734	480,711	524,757	77,231	125,304

Net assets at end of year	$738,436	$733,787	$598,663	$480,711	$79,056	$77,231

	For the Years Ended December 31
	Vanguard		Vanguard		Vanguard
	Small Company Growth		Mid-Cap Index		REIT Index
	2021	2020	2021	2020	2021	2020

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,337)	$(2,364)	$(267)	$1,456	$2,383	$6,001

Realized gains (losses) on investments	45,778	26,585	64,240	41,463	7,930	(14,321)

Unrealized appreciation (depreciation), net	27,843	73,045	41,451	30,105	86,968	(26,659)

Net increase (decrease) in net assets from operations	69,284	97,266	105,424	73,024	97,281	(34,979)

Contract transactions:
Purchase payments	8,355	2,689	1,600	1,850	2,240	759

Transfers between subaccounts, net	(33,470)	3,734	(16,213)	(947)	2,102	4,318

Withdrawals	(92,673)	(35,193)	(74,099)	(56,766)	(9,923)	(160,613)

Contract maintenance fees	(346)	(377)	(234)	(308)	(232)	(284)

Net increase (decrease) in net assets
derived from contract transactions	(118,134)	(29,147)	(88,946)	(56,171)	(5,813)	(155,820)

Total increase (decrease) in net assets	(48,850)	68,119	16,478	16,853	91,468	(190,799)

Net assets at beginning of year	550,007	481,888	496,186	479,333	253,202	444,001

Net assets at end of year	$501,157	$550,007	$512,664	$496,186	$344,670	$253,202

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance Company (SIC), formerly Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization).  On the effective date and as part of the reorganization, SIAMCO converted to SIC, a stock insurer.  SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company.  The reorganization did not have a material impact on the Company or the Variable Account's financial statements.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2021. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2021 through February 23, 2022, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

3.	Purchases and Sales of Securities
	In 2021, purchases and proceeds on sales of the Funds' shares were as follows:		Proceeds
		Purchases	on Sales
	Janus Henderson Research Portfolio	$79,243	$88,247
	Janus Henderson Enterprise Portfolio	1,365,031	1,489,390
	Janus Henderson Forty Portfolio	265,861	120,758
	Janus Henderson Global Research Portfolio	23,436	17,489
	Janus Henderson Balanced Portfolio	37,678	65,945
	T. Rowe Price Government Money Portfolio	131,724	363,577
	T. Rowe Price Limited Term Bond Portfolio	40,792	140,633
	T. Rowe Price Equity Income Portfolio	136,165	167,298
	* T. Rowe Price Moderate Allocation Portfolio	385,602	394,410
	T. Rowe Price Mid-Cap Growth Portfolio	81,424	31,471
	T. Rowe Price International Stock Portfolio	13,037	33,272
	Vanguard Balanced Portfolio	60,461	134,998
	Vanguard Equity Index Portfolio	27,383	17,862
	Vanguard High Yield Bond Portfolio	6,235	4,010
	Vanguard Small Company Growth Portfolio	38,880	133,613
	Vanguard Mid-Cap Index Portfolio	43,372	97,291
	Vanguard REIT Index Portfolio	20,736	16,257
	Total	$2,757,060	$3,316,521

	In 2020, purchases and proceeds on sales of the Funds' shares were as follows:		Proceeds
		Purchases	on Sales
	Janus Henderson Research Portfolio	$104,920	$139,915
	Janus Henderson Enterprise Portfolio	999,096	1,130,379
	Janus Henderson Forty Portfolio	130,365	85,556
	Janus Henderson Global Research Portfolio	27,490	63,161
	Janus Henderson Balanced Portfolio	78,596	267,633
	T. Rowe Price Government Money Portfolio	133,314	25,248
	T. Rowe Price Limited Term Bond Portfolio	104,998	118,349
	T. Rowe Price Equity Income Portfolio	64,664	196,501
	* T. Rowe Price Moderate Allocation Portfolio	176,209	530,308
	T. Rowe Price Mid-Cap Growth Portfolio	44,398	117,047
	T. Rowe Price International Stock Portfolio	10,875	24,947
	Vanguard Balanced Portfolio	56,071	275,958
	Vanguard Equity Index Portfolio	19,005	109,309
	Vanguard High Yield Bond Portfolio	8,174	54,456
	Vanguard Small Company Growth Portfolio	55,960	44,246
	Vanguard Mid-Cap Index Portfolio	34,604	63,715
	Vanguard REIT Index Portfolio	21,628	165,091
	Total	$2,070,367	$3,411,819

*	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

		Level 1	Level 2	Level 3	Total

	Variable Account Investments	-	$ 30,569,107	-	$ 30,569,107

The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

6.	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2021 were as follows:
			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
		Janus Henderson Research Portfolio	788	2,888	(2,100)
		Janus Henderson Enterprise Portfolio	222	5,527	(5,305)
		Janus Henderson Forty Portfolio	336	2,044	(1,708)
		Janus Henderson Global Research Portfolio	73	794	(721)
		Janus Henderson Balanced Portfolio	467	1,396	(929)
		T. Rowe Price Government Money Portfolio	6,638	18,036	(11,398)
		T. Rowe Price Limited Term Bond Portfolio	636	3,346	(2,710)
		T. Rowe Price Equity Income Portfolio	446	3,874	(3,428)
	*	T. Rowe Price Moderate Allocation Portfolio	132	3,438	(3,306)
		T. Rowe Price Mid-Cap Growth Portfolio	223	336	(113)
		T. Rowe Price International Stock Portfolio	223	1,793	(1,570)
		Vanguard Balanced Portfolio	192	3,175	(2,983)
		Vanguard Equity Index Portfolio	18	256	(238)
		Vanguard High Yield Bond Portfolio	115	117	(2)
		Vanguard Small Company Growth Portfolio	169	2,369	(2,200)
		Vanguard Mid-Cap Index Portfolio	41	1,749	(1,708)
		Vanguard REIT Index Portfolio	167	278	(111)

	The changes in units outstanding for the year ended December 31, 2020 were as follows:
			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
		Janus Henderson Research Portfolio	1,503	6,544	(5,041)
		Janus Henderson Enterprise Portfolio	542	5,347	(4,805)
		Janus Henderson Forty Portfolio	320	1,844	(1,524)
		Janus Henderson Global Research Portfolio	350	4,619	(4,269)
		Janus Henderson Balanced Portfolio	1,218	8,083	(6,865)
		T. Rowe Price Government Money Portfolio	6,575	855	5,720
		T. Rowe Price Limited Term Bond Portfolio	2,293	2,843	(550)
		T. Rowe Price Equity Income Portfolio	448	6,432	(5,984)
	*	T. Rowe Price Moderate Allocation Portfolio	159	5,615	(5,456)
		T. Rowe Price Mid-Cap Growth Portfolio	131	1,961	(1,830)
		T. Rowe Price International Stock Portfolio	300	1,631	(1,331)
		Vanguard Balanced Portfolio	321	8,108	(7,787)
		Vanguard Equity Index Portfolio	55	3,399	(3,344)
		Vanguard High Yield Bond Portfolio	80	2,172	(2,092)
		Vanguard Small Company Growth Portfolio	301	1,059	(758)
		Vanguard Mid-Cap Index Portfolio	60	1,422	(1,362)
		Vanguard REIT Index Portfolio	137	4,251	(4,114)

*	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2021 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	42,678	$28.70	$1,225	1.20%	0.10%	18.90%
		Janus Henderson Enterprise Portfolio	61,836	251.01	15,521	1.20	0.32	15.43
		Janus Henderson Forty Portfolio	44,804	50.66	2,270	1.20	-	21.43
		Janus Henderson Global Research Portfolio	25,953	17.56	456	1.20	0.53	16.68
		Janus Henderson Balanced Portfolio	33,311	39.18	1,305	1.20	0.91	15.80
		T. Rowe Price Government Money Portfolio	23,476	19.62	461	1.20	0.01	(1.18)
		T. Rowe Price Limited Term Bond Portfolio	20,093	38.65	777	1.20	1.35	(1.07)
		T. Rowe Price Equity Income Portfolio	33,643	40.36	1,358	1.20	1.58	24.05
	*	T. Rowe Price Moderate Allocation Portfolio	35,078	103.83	3,642	1.20	0.98	8.75
		T. Rowe Price Mid-Cap Growth Portfolio	8,688	75.45	656	1.20	-	13.48
		T. Rowe Price International Stock Portfolio	7,365	16.94	125	1.20	0.54	0.10
		Vanguard Balanced Portfolio	17,692	41.74	738	1.20	1.88	17.60
		Vanguard Equity Index Portfolio	11,927	50.19	599	1.20	1.23	27.02
		Vanguard High Yield Bond Portfolio	3,012	26.25	79	1.20	4.12	2.44
		Vanguard Small Company Growth Portfolio	9,223	54.34	501	1.20	0.41	12.85
		Vanguard Mid-Cap Index Portfolio	9,025	56.80	513	1.20	1.16	22.87
		Vanguard REIT Index Portfolio	6,235	55.28	345	1.20	1.99	38.55

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2020 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	44,778	$24.14	$1,081	1.20%	0.41%	31.37%
		Janus Henderson Enterprise Portfolio	67,141	217.44	14,599	1.20	0.07	18.04
		Janus Henderson Forty Portfolio	46,512	41.72	1,940	1.20	0.27	37.75
		Janus Henderson Global Research Portfolio	26,674	15.05	401	1.20	0.73	18.62
		Janus Henderson Balanced Portfolio	34,240	33.83	1,158	1.20	1.77	12.95
		T. Rowe Price Government Money Portfolio	34,874	19.86	693	1.20	0.24	(0.95)
		T. Rowe Price Limited Term Bond Portfolio	22,803	39.07	891	1.20	1.97	3.46
		T. Rowe Price Equity Income Portfolio	37,071	32.54	1,206	1.20	2.37	(0.04)
	*	T. Rowe Price Moderate Allocation Portfolio	38,384	95.48	3,665	1.20	1.36	13.17
		T. Rowe Price Mid-Cap Growth Portfolio	8,801	66.49	585	1.20	-	22.33
		T. Rowe Price International Stock Portfolio	8,935	16.92	151	1.20	0.57	13.08
		Vanguard Balanced Portfolio	20,675	35.49	734	1.20	2.80	9.36
		Vanguard Equity Index Portfolio	12,165	39.52	481	1.20	1.75	16.79
		Vanguard High Yield Bond Portfolio	3,014	25.62	77	1.20	6.27	4.41
		Vanguard Small Company Growth Portfolio	11,423	48.15	550	1.20	0.67	21.71
		Vanguard Mid-Cap Index Portfolio	10,733	46.23	496	1.20	1.54	16.66
		Vanguard REIT Index Portfolio	6,346	39.90	253	1.20	3.02	(6.00)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

7.	Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2019 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	49,818	$18.37	$915	1.20%	0.46%	33.92%
		Janus Henderson Enterprise Portfolio	71,947	184.20	13,253	1.20	0.20	33.89
		Janus Henderson Forty Portfolio	48,036	30.29	1,455	1.20	0.15	35.54
		Janus Henderson Global Research Portfolio	30,943	12.69	393	1.20	1.00	27.52
		Janus Henderson Balanced Portfolio	41,105	29.95	1,231	1.20	1.91	21.14
		T. Rowe Price Government Money Portfolio	29,153	20.05	584	1.20	1.72	0.51
		T. Rowe Price Limited Term Bond Portfolio	23,352	37.76	882	1.20	2.40	3.11
		T. Rowe Price Equity Income Portfolio	43,054	32.55	1,401	1.20	2.30	24.90
	*	T. Rowe Price Moderate Allocation Portfolio	43,841	84.37	3,699	1.20	1.94	18.38
		T. Rowe Price Mid-Cap Growth Portfolio	10,631	54.35	578	1.20	0.11	29.74
		T. Rowe Price International Stock Portfolio	10,266	14.96	154	1.20	2.04	26.26
		Vanguard Balanced Portfolio	28,461	32.46	924	1.20	2.69	21.04
		Vanguard Equity Index Portfolio	15,508	33.84	525	1.20	1.64	29.75
		Vanguard High Yield Bond Portfolio	5,106	24.54	125	1.20	6.18	14.30
		Vanguard Small Company Growth Portfolio	12,181	39.56	482	1.20	0.51	26.59
		Vanguard Mid-Cap Index Portfolio	12,096	39.63	479	1.20	1.50	29.33
		Vanguard REIT Index Portfolio	10,460	42.45	444	1.20	2.63	27.29

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	49,758	$13.72	$683	1.20%	0.56%	(3.75)%
		Janus Henderson Enterprise Portfolio	78,423	137.58	10,790	1.20	0.24	(1.61)
		Janus Henderson Forty Portfolio	51,408	22.35	1,149	1.20	-	0.76
		Janus Henderson Global Research Portfolio	32,724	9.95	326	1.20	1.14	(7.98)
		Janus Henderson Balanced Portfolio	44,096	24.73	1,090	1.20	2.15	(0.52)
		T. Rowe Price Government Money Portfolio	38,574	19.95	769	1.20	1.32	0.11
		T. Rowe Price Limited Term Bond Portfolio	24,520	36.62	898	1.20	2.01	(0.03)
		T. Rowe Price Equity Income Portfolio	47,788	26.06	1,245	1.20	2.02	(10.59)
		T. Rowe Price Personal Strategy Balanced Portfolio	53,766	71.27	3,832	1.20	1.77	(6.22)
		T. Rowe Price Mid-Cap Growth Portfolio	15,064	41.89	631	1.20	-	(3.21)
		T. Rowe Price International Stock Portfolio	13,030	11.85	154	1.20	1.24	(15.24)
		Vanguard Balanced Portfolio	29,444	26.82	790	1.20	2.38	(4.57)
		Vanguard Equity Index Portfolio	11,418	26.08	298	1.20	1.75	(5.65)
		Vanguard High Yield Bond Portfolio	5,502	21.47	118	1.20	4.91	(3.90)
		Vanguard Small Company Growth Portfolio	13,705	31.25	428	1.20	0.39	(8.38)
		Vanguard Mid-Cap Index Portfolio	13,445	30.64	412	1.20	1.21	(10.42)
		Vanguard REIT Index Portfolio	11,083	33.35	370	1.20	3.07	(6.48)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 and 2020

7.	Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:

			Net Assets		Expenses as a %	Income as a %
			Unit		of Average Net	of Average Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	56,687	$14.25	$808	1.20%	0.39%	26.37%
	Janus Henderson Enterprise Portfolio	97,780	139.83	13,673	1.20	0.25	25.92
	Janus Henderson Forty Portfolio	54,952	22.18	1,219	1.20	-	28.78
	Janus Henderson Global Research Portfolio	33,813	10.81	366	1.20	0.84	25.53
	Janus Henderson Balanced Portfolio	45,883	24.86	1,141	1.20	1.59	17.03
	T. Rowe Price Government Money Portfolio	36,778	19.93	733	1.20	0.34	(0.86)
	T. Rowe Price Limited Term Bond Portfolio	26,004	36.63	953	1.20	1.46	(0.15)
	T. Rowe Price Equity Income Portfolio	50,290	29.15	1,466	1.20	1.74	14.65
	T. Rowe Price Personal Strategy Balanced Portfolio	63,873	75.99	4,854	1.20	1.52	16.02
	T. Rowe Price Mid-Cap Growth Portfolio	16,390	43.28	709	1.20	-	23.30
	T. Rowe Price International Stock Portfolio	15,563	13.98	218	1.20	1.10	26.37
	Vanguard Balanced Portfolio	31,451	28.10	884	1.20	2.30	13.36
	Vanguard Equity Index Portfolio	13,277	27.64	367	1.20	1.82	20.22
	Vanguard High Yield Bond Portfolio	6,947	22.34	155	1.20	4.89	5.74
	Vanguard Small Company Growth Portfolio	14,556	34.11	496	1.20	0.47	22.01
	Vanguard Mid-Cap Index Portfolio	14,818	34.21	507	1.20	1.19	17.67
	Vanguard REIT Index Portfolio	12,341	35.66	440	1.20	2.64	3.53

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.